UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2010

Date of reporting period:  November 30, 2009

Item 1. Schedule of Investments.

The Fusion Fund
Schedule of Investments
November 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 65.85%
Accommodation - 0.35%
Host Hotels & Resorts, Inc.	3,100	32,612

Administrative and Support Services - 0.31%
Equifax, Inc.	1,000	28,650

Ambulatory Health Care Services - 0.31%
Laboratory Corp. of America Holdings (a)	400	29,184

Apparel Manufacturing - 0.30%
Cintas Corp.	1,000	28,090

Beverage and Tobacco Product Manufacturing - 2.38%
Coca Cola Co.	1,200	68,640
Coca Cola Enterprises, Inc.	1,500	29,475
Dr Pepper Snapple Group, Inc. (a)	1,200	31,428
Pepsico, Inc.	800	49,776
Philip Morris International, Inc.	900	43,281
		222,600
Building Material and Garden Equipment and Supplies Dealers - 0.33%
Sherwin Williams Co.	500	30,420

Chemical Manufacturing - 5.71%
Biogen Idec, Inc. (a)	800	37,552
CF Industries Holdings, Inc.	400	34,144
Eastman Chemical Company	500	30,060
Forest Labs, Inc. (a)	1,100	33,726
Johnson & Johnson	1,600	100,544
Merck & Co., Inc. (a)	2,100	76,041
Pfizer, Inc.	4,400	79,948
PPG Industries, Inc.	600	35,658
Procter & Gamble Co.	1,700	105,995
		533,668
Clothing and Clothing Accessories Stores - 1.29%
Abercrombie & Fitch Co.	800	31,944
The Gap Inc.	1,500	32,130
Limited Brands Inc.	1,600	26,544
Tiffany & Co.	700	29,876
		120,494
Computer and Electronic Product Manufacturing - 9.12%
Altera Corp.	1,500	31,545
Apple Inc. (a)	500	99,955
Cisco Systems, Inc. (a)	3,100	72,540
Dell, Inc. (a)	2,900	40,948
First Solar, Inc. (a)	300	35,733
FLIR Systems, Inc. (a)	1,000	28,700
Harris Corporation	700	30,730
Hewlett Packard Co.	1,200	58,872
Intel Corp.	2,800	53,760
International Business Machines Corp.	900	113,715
L-3 Communications Holdings, Inc.	400	31,348
LSI Corporation (a)	5,500	29,095
Microchip Technology, Inc.	1,100	28,875
National Semiconductor Corp.	2,100	30,660
Raytheon Co.	800	41,224
Waters Corp. (a)	500	29,390
Western Digital Corp. (a)	900	33,156
Xerox Corp.	3,900	30,030
Xilinx, Inc.	1,400	31,696
		851,972
Credit Intermediation and Related Activities - 3.60%
Ameriprise Financial Inc.	900	34,308
Bank Of America Corporation	4,600	72,910
Hudson City Bancorp	2,300	30,567
JPMorgan Chase & Co.	2,200	93,478
Wells Fargo & Company	2,500	70,100
The Western Union Company	1,900	35,055
		336,418
Data Processing, Hosting and Related Services - 0.30%
Affiliated Computer Services, Inc. (a)	500	27,600

Educational Services - 0.37%
Apollo Group, Inc. (a)	600	34,242

Electrical Equipment, Appliance, and Component Manufacturing - 0.32%
Whirlpool Corp.	400	29,664

Electronics and Appliance Stores - 0.73%
Best Buy, Inc.	900	38,547
GameStop Corp. (a)	1,200	29,292
		67,839
Fabricated Metal Product Manufacturing - 0.64%
Ball Corp.	600	29,646
Cameron International Corp. (a)	800	30,240
		59,886
Food and Beverage Stores - 0.34%
Safeway, Inc.	1,400	31,500

Food Manufacturing - 0.36%
Conagra Foods, Inc.	1,500	33,285

Food Services and Drinking Places - 0.72%
Darden Restaurants, Inc.	900	28,287
Yum Brands, Inc.	1,100	38,797
		67,084
Furniture and Home Furnishings Stores - 0.36%
Bed Bath & Beyond, Inc. (a)	900	33,624

General Merchandise Stores - 1.27%
Family Dollar Stores, Inc.	1,000	30,510
Macys, Inc.	1,700	27,727
Wal-Mart Stores, Inc.	1,100	60,005
		118,242
Heavy and Civil Engineering Construction - 0.32%
Fluor Corporation	700	29,736
Insurance Carriers and Related Activities - 5.96%
Aetna Inc.	1,200	34,932
Aflac, Inc.	900	41,427
Aon Corporation	900	34,857
Assurant, Inc.	900	27,513
Cigna Corp.	1,000	32,080
Cincinnati Financial Corporation	1,100	28,072
Coventry Health Care, Inc. (a)	1,300	29,315
Lincoln National Corp.	1,300	29,783
Principal Financial Group, Inc.	1,200	30,468
The Progressive Corporation (a)	2,100	35,217
Torchmark Corp.	700	30,436
Travelers Companies, Inc.	900	47,151
UnitedHealth Group, Inc.	1,700	48,739
Unum Group	1,600	30,464
Wellpoint, Inc. (a)	800	43,224
XL Cap Ltd.	1,800	32,958
		556,636
Machinery Manufacturing - 3.58%
Flowserve Corp.	300	29,838
FMC Corp.	600	33,594
FMC Technologies, Inc. (a)	500	27,235
General Electric Co.	9,000	144,180
ITT Corporation	600	31,032
National Oilwell Varco, Inc. (a)	900	38,718
Smith International, Inc.	1,100	29,898
		334,495
Management of Companies and Enterprises - 1.22%
The AES Corporation (a)	2,300	29,302
Goldman Sachs Group, Inc.	500	84,830
		114,132
Merchant Wholesalers, Nondurable Goods - 0.89%
Airgas, Inc.	600	27,750
Sigma Aldrich Corp.	600	32,004
SUPERVALU Inc.	1,700	23,511
		83,265
Mining (except Oil and Gas) - 0.72%
Consol Energy, Inc.	700	32,144
Peabody Energy Corp.	800	35,568
		67,712
Miscellaneous Manufacturing - 1.30%
Carefusion Corp. (a)	1,200	30,996
DENTSPLY International Inc.	900	29,988
Hasbro, Inc.	1,000	29,650
Rockwell Automation, Inc.	700	30,443
		121,077
Nonmetallic Mineral Product Manufacturing - 0.30%
Owens Illinois, Inc. (a)	900	28,143

Nonstore Retailers - 0.50%
Ebay, Inc. (a)	1,900	46,493

Oil and Gas Extraction - 0.63%
Denbury Resources, Inc. (a)	2,200	29,194
El Paso Corp.	3,100	29,636
		58,830
Other Information Services - 0.62%
Google, Inc. (a)	100	58,300

Paper Manufacturing - 0.87%
International Paper Company	1,400	35,630
Kimberly Clark Corp.	700	46,179
		81,809
Performing Arts, Spectator Sports, and Related Industries - 0.30%
International Game Technology	1,500	28,335

Petroleum and Coal Products Manufacturing - 3.67%
Chevron Corporation	1,700	132,668
Exxon Mobil Corp.	2,800	210,196
		342,864
Plastics and Rubber Products Manufacturing - 0.31%
Newell Rubbermaid, Inc.	2,000	29,020

Printing and Related Support Activities - 0.31%
R.R. Donnelley & Sons Company	1,400	28,812

Professional, Scientific, and Technical Services - 1.21%
Interpublic Group of Companies, Inc. (a)	4,400	27,852
Jacobs Engineering Group, Inc. (a)	700	24,493
Moodys Corp.	1,200	27,876
Omnicom Group Inc.	900	33,048
		113,269
Publishing Industries (except Internet) - 3.35%
BMC Software, Inc. (a)	800	30,984
CA, Inc.	1,500	33,150
The McGraw-Hill Companies, Inc.	1,100	32,956
Microsoft Corp.	5,300	155,873
Oracle Corp.	2,700	59,616
		312,579
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.06%
The Charles Schwab Corporation	2,200	40,326
Invesco Ltd.	1,400	31,150
Nasdaq OMX Group, Inc. (a)	1,500	28,020
		99,496
Support Activities for Mining - 0.95%
Bj Services Company	1,600	30,048
Diamond Offshore Drilling, Inc.	300	29,862
Nabors Industries Ltd. (a)	1,400	28,910
		88,820
Telecommunications - 3.04%
AT&T, Inc.	3,300	88,902
Centurytel, Inc.	1,000	35,590
Fidelity National Information Services	1,400	31,640
Metropcs Communications, Inc. (a)	4,600	28,980
Qwest Communications International Inc.	8,200	29,930
Verizon Communications, Inc.	1,300	40,898
Windstream Corp.	2,800	27,776
		283,716
Transportation Equipment Manufacturing - 1.80%
General Dynamics Corp.	700	46,130
Goodrich Corp.	500	29,670
Honeywell International, Inc.	1,200	46,164
Lockheed Martin Corp.	600	46,338
		168,302
Utilities - 2.54%
Allegheny Energy, Inc.	1,300	28,574
Ameren Corp.	1,200	31,188
American Electric Power Company, Inc.	1,200	38,628
DTE Energy Company	800	32,088
FirstEnergy Corp.	800	34,464
Public Service Enterprise Group Inc.	1,200	37,632
Xcel Energy, Inc.	1,700	34,544
		237,118
Water Transportation - 0.28%
Ensco International Incorporated	600	26,400

Wholesale Electronic Markets and Agents and Brokers - 0.31%
Genuine Parts Co.	800	28,664

Wood Product Manufacturing - 0.70%
Plum Creek Timber Co, Inc.	900	31,041
ProLogis	2,600	34,008
		65,049
TOTAL COMMON STOCKS (Cost $5,805,151)		6,150,146

EXCHANGE TRADED FUNDS - 33.07%
CurrencyShares Japanese Yen Trust (a)	100	11,485
iShares Cohen & Steers Realty Maj.	100	4,970
iShares MSCI Japan	9,400	89,770
iShares MSCI Pacific ex-Japan Index Fund	2,600	108,810
PowerShares DB Commodity Index Tracking Fund	330	8,138
ProShares Short S&P500	1,800	96,606
Proshares UltraShort MSCI EAFE	1,200	47,484
ProShares UltraShort S&P500	74,300	2,713,436
United States Oil Fund LP (a)	200	7,832
TOTAL EXCHANGE TRADED FUNDS (Cost $4,497,360)		3,088,531

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 0.90%
Fidelity Institutional Government Portfolio	83,787	83,787
TOTAL SHORT TERM INVESTMENTS (Cost $83,787)		83,787

Total Investments (Cost $10,386,298) - 99.82%		9,322,464
Other Assets in Excess of Liabilities - 0.18%		16,801
TOTAL NET ASSETS - 100.00%		$9,339,265

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at November 30, 2009 was as follows*:

Cost of investments		$ 10,386,298
Gross unrealized appreciation		471,577
Gross unrealized depreciation		(1,535,411)
Net unrealized depreciation		$ (1,063,834)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at November 30, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Accommodation and Food Services	$ 99,696	$ -	$ -	$ 99,696
Administrative Support, Waste Management	28,650	-	-	28,650
Arts and Entertainment and Recreation	28,335	-	-	28,335
Construction	29,736	-	-	29,736
Educational Services	34,242	-	-	34,242
Finance and Insurance	4,115,089	-	-	4,115,089
Health Care and Social Assistance	29,184			29,184
Information	682,195	-	-	682,195
Management of Companies and Enterprises	114,132	-	-	114,132
Manufacturing	2,924,728	-	-	2,924,728
Mining	215,362	-	-	215,362
Professional, Scientific, and Technical Services	113,269	-	-	113,269
Retail Trade	448,612	-	-	448,612
Transportation and Warehousing	26,400	-	-	26,400
Utilities	237,118	-	-	237,118
Wholesale Trade	111,929	-	-	111,929
Total Equity	9,238,677	-	-	9,238,677

Short-Term Investments	83,787	-	-	83,787

Total Investments in Securities	$ 9,322,464	$ -	$ -	$ 9,322,464

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2009.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By   /s/ Joseph Neuberger
              Joseph Neuberger, President

Date     1/25/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Joseph Neuberger
             Joseph Neuberger, President

Date   1/25/10

By  /s/ John Buckel
             John Buckel, Treasurer

Date   1/25/10